Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Borrowings
Borrowings

Note 4: Borrowings

Short-Term Borrowings

As of September 30, 2013 and December 31, 2012, FDC had approximately $231 million and $346 million available, respectively, under short-term lines of credit and other arrangements with foreign banks and alliance partners primarily to fund settlement activity. These arrangements are primarily associated with international operations and are in various functional currencies, the most significant of which are the Australian dollar, the Polish zloty and the euro. The total amounts outstanding against short-term lines of credit and other arrangements were $79.6 million and $177.2 million as of September 30, 2013 and December 31, 2012, respectively. Certain of these arrangements are uncommitted but FDC had $48.1 million and $130.0 million of borrowings outstanding against them as of September 30, 2013 and December 31, 2012, respectively.

Senior Secured Credit Facilities

Senior Secured Revolving Credit Facility. As of September 30, 2013, FDC’s senior secured revolving credit facility had commitments from financial institutions to provide $1,016.2 million of credit. Up to $500 million of the senior secured revolving credit facility is available for letters of credit, of which $48.1 million and $45.1 million were issued as of September 30, 2013 and December 31, 2012, respectively. In addition to the outstanding letters of credit, FDC had $95.0 million outstanding against this facility as of September 30, 2013 and no amounts outstanding as of December 31, 2012. At September 30, 2013, $873.1 million remained available under this facility after considering the outstanding borrowings and letters of credit.

Senior Secured Term Loan Facility. On February 13, 2013, FDC entered into a February 2013 Joinder Agreement relating to its credit agreement, pursuant to which FDC incurred $258 million in new term loans maturing on September 24, 2018.  The interest rate applicable to the new September 2018 Term Loans is a rate equal to, at FDC’s option, either (a) LIBOR for deposits in U.S. dollars plus 500 basis points or (b) a base rate plus 400 basis points.  FDC used the net cash proceeds from the new term loans to repay all of its outstanding term loan borrowings maturing in 2014 and to pay related fees and expenses.

On April 10, 2013, FDC’s senior secured term loan facility was amended to create a senior secured replacement term loan facility in an aggregate principal amount equal to the aggregate outstanding principal amount of term loans due in 2017 that currently bear interest at a rate per annum equal to, at FDC’s option, LIBOR Rate plus 500 basis points or a base rate plus 400 basis points.  As of April 10, 2013, all of the previously outstanding term loans due in 2017 were exchanged with loans under the new facility which have the same terms except the new loans bear interest at a rate per annum equal to, at FDC’s option, LIBOR Rate plus 400 basis points or a base rate plus 300 basis points.

On April 15, 2013, FDC further amended its senior secured term loan facility to create a senior secured replacement term loan facility in an aggregate principal amount equal to the aggregate outstanding principal amount of the term loans due in 2018 that currently bear interest at a rate per annum equal to, at FDC’s option, LIBOR Rate plus 500 basis points or a base rate plus 400 basis points. All of the previously outstanding 2018 term loans were exchanged for loans under the new facility which have the same terms except the new loans bear interest at a rate per annum equal to, at FDC’s option, LIBOR Rate plus 400 basis points or a base rate plus 300 basis points.  FDC paid closing fees in connection with the transaction.

10.55% Senior Unsecured Notes

On January 30, 2013, FDC commenced a tender offer to purchase for cash any and all of its outstanding 10.55% senior unsecured notes.  The tender offer expired on February 27, 2013.  Noteholders that validly tendered their notes on or before February 12, 2013 received an early tender premium.  The completion of the tender offer was subject to the debt offering described below and certain other conditions.  In addition, on March 1, 2013, FDC redeemed the outstanding 10.55% senior unsecured notes that were not repurchased upon completion of the tender offer.

11.25% Senior Unsecured Notes Due 2021

On February 13, 2013, FDC issued $785 million aggregate principal amount of 11.25% senior unsecured notes due January 15, 2021.  Interest on the notes will be payable in cash semi-annually on May 15 and November 15 of each year, commencing on November 15, 2013. FDC used the proceeds from the offering to repurchase all of its outstanding 10.55% senior unsecured notes as described above and to pay related fees and expenses.

The notes are unsecured and (i) rank senior in right of payment to any existing and future subordinated indebtedness, including the existing senior subordinated notes; (ii) rank equally in right of payment to any existing and future senior indebtedness; (iii) are effectively junior to all existing and future secured indebtedness, including indebtedness under the senior secured credit facilities, existing senior secured notes, existing senior secured second lien notes and capital leases to the extent of the collateral securing such indebtedness; and (iv) are effectively subordinated in right of payment to all existing and future indebtedness and other liabilities of the non-guarantor subsidiaries (other than indebtedness and liabilities owed to FDC or one of its subsidiary guarantors).

The notes are similarly guaranteed in accordance with their terms by each of FDC’s domestic subsidiaries that guarantee obligations under FDC’s senior secured term loan facility described in more detail in Note 15 of these Consolidated Financial Statements.

FDC may redeem the notes, in whole or in part, at any time prior to January 15, 2016, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.”  Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.  In addition, until January 15, 2016, FDC may redeem up to 35% of the aggregate principal amount of the notes at 111.25% with the net cash proceeds of one or more equity offerings.

FDC has agreed to use its reasonably best efforts to register notes with the SEC having substantially identical terms as the 11.25% senior unsecured notes, as part of an offer to exchange freely tradable exchange notes for the 11.25% senior unsecured notes within 360 days after the issue date. If FDC fails to complete the exchange or, if required, to have a shelf registration statement declared effective within that time period (‘‘registration default’’), the annual interest rate on the notes will increase by 0.25%. The annual interest rate on the notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 0.50% per year. FDC may subsequently cure the registration default and the applicable interest rate on the unsecured notes will revert to the original rate. If FDC must pay additional interest, it will be paid in cash on the same dates that other interest payments on the notes are made, until the registration default is corrected.

10.625% Senior Unsecured Notes Due 2021

On April 10, 2013, FDC issued $815 million aggregate principal amount of 10.625% senior unsecured notes due June 15, 2021.  Interest on the notes will be payable in cash semi-annually on February 15 and August 15 of each year, commencing on August 15, 2013. FDC used the proceeds from the offering to repurchase all of its outstanding 9.875% senior unsecured notes and to pay related fees and expenses.

The notes are unsecured and (i) rank senior in right of payment to any existing and future subordinated indebtedness, including the existing senior subordinated notes; (ii) rank equally in right of payment to any existing and future senior indebtedness; (iii) are effectively junior to all existing and future secured indebtedness, including indebtedness under the senior secured credit facilities, existing senior secured notes, existing senior secured second lien notes and capital leases to the extent of the collateral securing such indebtedness; and (iv) are effectively subordinated in right of payment to all existing and future indebtedness and other liabilities of the non-guarantor subsidiaries (other than indebtedness and liabilities owed to the Company or one of its subsidiary guarantors).

The notes are similarly guaranteed in accordance with their terms by each of FDC’s domestic subsidiaries that guarantee obligations under FDC’s senior secured term loan facility described in more detail in Note 15 of these Consolidated Financial Statements.

FDC may redeem the notes, in whole or in part, at any time prior to April 15, 2016, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.”  Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.  In addition, until April 15, 2016, FDC may redeem up to 35% of the aggregate principal amount of the notes at 110.625% with the net cash proceeds of one or more equity offerings.

FDC has agreed to use its reasonably best efforts to register notes with the SEC having substantially identical terms as the 10.625% senior unsecured notes, as part of an offer to exchange freely tradable exchange notes for the 10.625% senior unsecured notes within 360 days after the issue date. If FDC fails to complete the exchange or, if required, to have a shelf registration statement declared effective within that time period (‘‘registration default’’), the annual interest rate on the notes will increase by 0.25%. The annual interest rate on the notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 0.50% per year. FDC may subsequently cure the registration default and the applicable interest rate on the unsecured notes will revert to the original rate. If FDC must pay additional interest, it will be paid in cash on the same dates that other interest payments on the notes are made, until the registration default is corrected.

11.75% Senior Unsecured Subordinated Notes Due 2021

On May 30, 2013, FDC issued $750 million aggregate principal amount of 11.75% senior unsecured subordinated notes due August 15, 2021.  Interest on the notes will be payable in cash semi-annually on February 15 and August 15 of each year, commencing on February 15, 2014. FDC used the proceeds from the offering, together with cash on hand, to redeem $520 million aggregate principal amount of its outstanding 11.25% senior unsecured subordinated notes due 2016, repurchase $230 million aggregate principal amount of its outstanding 11.25% senior unsecured subordinated notes due 2016 in a privately negotiated transaction with an existing holder of such notes, and to pay related fees and expenses.

The notes are unsecured and (i) subordinated in right of payment to all of FDC’s existing and future senior indebtedness; (ii)  subordinated in right of payment to all of FDC’s secured indebtedness, including its senior secured credit facilities and FDC’s existing senior secured notes, to the extent of the value of the assets securing such indebtedness; (iii)  structurally subordinated in right of payment to any existing and future indebtedness and other liabilities of its non-guarantor subsidiaries (other than indebtedness and liabilities owed to First Data or one of its subsidiary guarantors); (iv) rank equally in right of payment with all of FDC’s existing and future unsecured senior subordinated indebtedness; and (v) rank senior in right of payment to any of FDC’s indebtedness expressly subordinated to the notes.

The notes are similarly guaranteed in accordance with their terms by each of FDC’s domestic subsidiaries that guarantee obligations under FDC’s senior secured term loan facility described in more detail in Note 15 of these Consolidated Financial Statements.

FDC may redeem the notes, in whole or in part, at any time prior to May 15, 2016, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.”  Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.  In addition, until May 15, 2016, FDC may redeem up to 35% of the aggregate principal amount of the notes at 111.75% with the net cash proceeds of one or more equity offerings.

FDC has agreed to use its reasonably best efforts to register notes with the SEC having substantially identical terms as the 11.75% senior unsecured subordinated notes, as part of an offer to exchange freely tradable exchange notes for the 11.75% senior unsecured subordinated notes within 360 days after the issue date. If FDC fails to complete the exchange or, if required, to have a shelf registration statement declared effective within that time period (‘‘registration default’’), the annual interest rate on the notes will increase by 0.25%. The annual interest rate on the notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 0.50% per year. FDC may subsequently cure the registration default and the applicable interest rate on the unsecured notes will revert to the original rate. If FDC must pay additional interest, it will be paid in cash on the same dates that other interest payments on the notes are made, until the registration default is corrected.

Debt Financing Costs

In connection with the February, April and May 2013 transactions described above, FDC incurred total costs of $122.0 million, comprised of lender and underwriting fees and other expenses of approximately $60 million and premiums paid of approximately $62 million related to the tender offer and debt repurchases. Approximately $116.7 million of the total costs were recorded as discounts on the modified debt and are being amortized to interest expense over the remaining terms of the term loans and notes.

Other

In August 2013, FDC paid off its 4.70% notes due 2013 for $15.1 million.

Debt transactions effected subsequent to September 30, 2013

Debt Offering.  On October 30, 2013, FDC entered into an agreement to offer $1,000 million additional aggregate principal amount of 11.75% senior subordinated notes due 2021. FDC intends to use the net proceeds from the offering, together with cash on hand, to redeem $1,000 million aggregate principal amount of its outstanding 11.25% senior subordinated notes due 2016 and to pay related fees and expenses.

The notes will be issued under the indenture governing the 11.75% Senior Unsecured Subordinated Notes due 2021 that were issued on May 30, 2013 described above. The notes are expected to be treated as a single series with the existing 11.75% Senior Unsecured Subordinated Notes and will have the same terms as the existing notes and will vote as one class under the indenture governing the notes.

Related Financing Costs. In connection with this debt offering, FDC will incur approximately $11 million in lender and underwriting fees and other expenses.

Note 8: Borrowings

	As of December 31,
(in millions)	2012	2011
Short-term borrowings
Senior secured revolving credit facility	$—	$—
Foreign lines of credit and other arrangements	177.2	76.4
Total short-term borrowings	177.2	76.4

Current portion of long-term borrowings (a):
4.70% Unsecured notes due 2013, net of unamortized discount of $0.4	14.7	—
Capital lease obligations	65.2	57.0
Total current portion of long-term borrowings	79.9	57.0

Long-term borrowings (a):
Senior secured term loan facility due 2014, net of unamortized discount of $1.3 and $9.8	253.9	6,554.9
Senior secured term loan facility due 2017, net of unamortized discount of $12.7	2,658.6	—
Senior secured term loan facility due March 2018, net of unamortized discount of $27.3 and $27.2	4,633.3	4,626.2
Senior secured term loan facility due September 2018, net of unamortized discount of $21.4	728.6	—
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $27.0 and $15.0	1,568.0	735.0
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $13.6 and $15.4	496.4	494.6
6.75% Senior secured first lien notes due 2020, net of unamortized discount of $29.4	2,120.6	—
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $14.3 and $16.1	1,985.4	1,983.6
8.75%/10.00% PIK toggle senior secured second lien notes due 2022 (b), net of unamortized discount of $7.3 and $8.1	992.7	991.9
12.625% Senior unsecured notes due 2021, net of unamortized discount of $21.5 and $24.2	2,978.5	2,975.8
9.875% Senior unsecured notes due 2015	783.5	783.5
10.55% Senior unsecured notes due 2015 (previously senior PIK notes (b))	748.4	748.4
11.25% Senior unsecured subordinated notes due 2016	2,500.0	2,500.0
4.70% Unsecured notes due 2013, net of unamortized discount of $1.1	—	14.0
4.85% Unsecured notes due 2014, net of unamortized discount of $0.3 and $0.5	3.5	3.3
4.95% Unsecured notes due 2015, net of unamortized discount of $1.0 and $1.5	8.8	8.3
Capital lease obligations	68.7	102.2
Total long-term borrowings	22,528.9	22,521.7
Total borrowings	$22,786.0	$22,655.1

(a)                Unamortized discount amounts are as of December 31, 2012 and 2011, respectively.

(b)                Payment In-Kind (“PIK”)

Short-Term Borrowings

FDC had approximately $346 million and $341 million available under short-term lines of credit and other arrangements with foreign banks and alliance partners primarily to fund settlement activity, as of December 31, 2012 and 2011, respectively. These arrangements are primarily associated with international operations and are in various functional currencies, the most significant of which are the Australian dollar, the euro and the Polish zloty. The total amounts outstanding against short-term lines of credit and other arrangements were $177.2 million and $76.4 million as of December 31, 2012 and 2011, respectively. Certain of these arrangements are uncommitted but FDC had $130.0 million and $74.0 million of borrowings outstanding against them as of December 31, 2012 and 2011, respectively. The weighted average interest rates associated with these arrangements were 3.9% and 5.0% for the years ended December 31, 2012 and 2011, respectively. Commitment fees for the committed lines of credit range from 0.156% to 0.8%.

Senior Secured Credit Facilities

Senior Secured Revolving Credit Facility. As of December 31, 2012, FDC’s senior secured revolving credit facility had commitments from financial institutions to provide $1,515.3 million of credit. A portion of the revolving credit facility, $499.1 million, matures on September 24, 2013 while the remaining $1,016.2 million matures between June 24, 2015 and September 24, 2016 subject to certain conditions.

Up to $500 million of the senior secured revolving credit facility is available for letters of credit (of which $45.1 million and $45.0 million of letters of credit were issued under the facility as of December 31, 2012 and 2011, respectively). As of December 31, 2012, $1,470.2 million remained available.

Interest is payable at a rate equal to, at FDC’s option, either (a) LIBOR for deposits in the applicable currency plus an applicable margin or (b) the higher of (1) the prime rate of Credit Suisse and (2) the federal funds effective rate plus 0.50%, plus an applicable margin. The weighted-average interest rates were 5.25% and 5.8% for the years ended December 31, 2012 and 2011, respectively. The commitment fee rate for the unused portion of this facility ranges from 0.50% to 0.75% per year.

Senior Secured Term Loan Facility.  The Company has amounts outstanding under its senior secured term loan facility under separate tranches as shown in the table below.  A portion of each tranche is denominated in euro with the exception of the September 2018 term loan. Interest is payable based upon LIBOR or euro LIBOR plus an applicable margin as shown in the table below.

	U.S. dollar-denominated term loan			Euro-denominated term loan (U.S. dollar equivalent)			Totals
	As of December 31,			As of December 31,			As of December 31,
(in millions)	2012	2011	Rate	2012	2011	Rate	2012	2011
Due September 24, 2014	$130.7	$6,154.2	LIBOR + 275 bps	$123.2	$400.7	euro LIBOR + 275 bps	$253.9	$6,554.9
Due March 24, 2017	$2,424.2		LIBOR + 500 bps	$234.4		euro LIBOR + 500 bps	$2,658.6
Due March 24, 2018	$4,225.1	$4,225.3	LIBOR + 400 bps	$408.2	$400.9	euro LIBOR + 400 bps	$4,633.3	$4,626.2
Due September 24, 2018	$728.6		LIBOR + 500 bps				$728.6

As of December 31, 2012, FDC held interest rate swaps to mitigate exposure to variability in interest payments on the outstanding variable rate senior secured term loan. Refer to Note 6 of these Consolidated Financial Statements for a discussion of the Company’s derivatives.

The original terms of FDC’s senior secured term loan facility required the Company to pay equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount. However, in conjunction with debt modifications and amendments over the last several years, proceeds from the issuance of the notes were used to prepay portions of the principal balances of FDC’s senior secured term loans which satisfied the future quarterly principal payments until September 2018. Therefore, the Company made no principal payments during 2011 or 2012. During 2010, the Company paid $96.2 million of principal payments on the senior secured term loan facility in accordance with the original provisions, of which $89.2 million related to the U.S. dollar-denominated loan and $7.0 million related to the euro-denominated loan.

The senior secured term loan facility also requires mandatory prepayments based on a percentage of excess cash flow generated by FDC. All obligations under the senior secured loan facility are fully and unconditionally guaranteed by substantially all domestic, wholly-owned subsidiaries of FDC, subject to certain exceptions.

2012 Modifications and Amendments to the Senior Secured Credit Facilities. On March 13, 2012, FDC amended its credit agreement to, among other things:

(i) convert approximately $3.2 billion of the existing term loans maturing in 2014 (the “2014 Term Loans”) under FDC’s senior secured term credit facilities into a new dollar-denominated term loan tranche and a new euro-denominated term loan tranche, which will each mature on March 24, 2017 (collectively, the “2017 Term Loans”);

(ii) permit FDC to provide a loan extension request upon such shorter notice period as may be agreed by the administrative agent;

(iii) permit the deduction of fees and expenses related to any loan extensions from the net cash proceeds of any substantially concurrent debt offering related thereto that are being used to repay term loans under its senior secured credit facilities;

(iv) increase the Maximum Incremental Facilities Amount (as defined in the Amended Credit Agreement) by the amount of outstanding 2014 Term Loans, provided such increased amount may only be used for the incurrence of indebtedness the net cash proceeds of which are substantially concurrently used to prepay 2014 Term Loans;

(v) increase the Maximum Incremental Facilities Amount by the amount of any permanent reduction and/or termination of the revolving credit commitments after the effectiveness date of the Amendment Agreement;

(vi) permit voluntary prepayments of term loans to be directed to a class of Extended Term Loans (as defined in the Amended Credit Agreement) without requiring a prepayment of existing term loans from which such Extended Term Loans were converted; and

(vii) provide for an increase in the interest applicable to the 2017 Term Loans to a rate equal to, at FDC’s option, either (i) LIBOR for deposits in the applicable currency plus 500 basis points or (ii) with regard to dollar-denominated borrowings, a base rate plus 400 basis points.

The amendment became effective on March 23, 2012 when FDC issued $845 million aggregate principal amount of additional 7.375% senior secured notes due June 15, 2019 (refer to the “7.375% Senior Secured First Lien Notes” section below) and, using the net proceeds therefrom, effected a prepayment of the outstanding 2017 Term Loans under the Amended Credit Agreement of approximately $807 million.

In connection with the debt modification and amendments and the debt offering discussed above, FDC incurred costs of $31.5 million, $27.0 million of which was recorded as discounts on the debt and are being amortized to interest expense over the remaining terms of the loans.

On August 16, 2012, FDC amended its credit agreement to, among other things:

(i)   convert approximately $295 million of the existing term loans maturing in 2014 under FDC’s senior secured term credit facilities into a new dollar-denominated term loan tranche and a new euro-denominated term loan tranche, each of which will mature on March 24, 2017; and

(ii)  provide for an increase in the interest applicable to these 2017 Term Loans to a rate equal to, at FDC’s option, either (a) LIBOR for deposits in the applicable currency plus 500 basis points or (b) with regard to dollar-denominated borrowings, a base rate plus 400 basis points.

In addition on August 16, 2012, the Company issued $1,300 million of 6.75% senior secured notes due November 1, 2020 described below. In accordance with the terms of FDC’s Amended Credit Agreement, FDC used the net proceeds from the issue and sale of approximately $1,266 million to repay a portion of its outstanding senior secured term loans.

FDC incurred costs of $23.2 million related to the August 2012 amendment and debt offering, $17.8 million of which was recorded as discounts on the debt and are being amortized to interest expense or over the remaining terms of the loans.

Additionally, on September 27, 2012, FDC entered into an Incremental Joinder Agreement relating to its credit agreement, pursuant to which FDC incurred $750 million in new term loans maturing on September 24, 2018 (“September 2018 Term Loans”).  The term loans were issued at 98.250% of the par amount for a discount totaling $13.1 million. The interest rate applicable to the September 2018 Term Loans is a rate equal to, at FDC’s option, either (a) LIBOR for deposits in U.S. dollars plus 500 basis points or (b) a base rate plus 400 basis points.

Also on September 27, 2012, FDC issued and sold $850 million aggregate principal amount of 6.75% senior secured notes due November 1, 2020 described below.

In connection with the September 2012 Joinder Agreement and debt offering, FDC used the net cash proceeds to repay approximately $1,573 million of its outstanding dollar-denominated term loan borrowings maturing in 2014 and to pay related fees and expenses. FDC incurred costs of $21.0 million, $16.3 million of which was recorded as discounts on the debt and are being amortized to interest expense over the remaining terms of the loans.

7.375% Senior Secured First Lien Notes

On March 23, 2012, FDC issued and sold $845 million aggregate principal amount of additional 7.375% senior secured notes due June 15, 2019 in connection with the March 2012 amendment to its Senior Secured Credit Facilities discussed above. The additional notes were issued at 99.5% of the par amount for a discount totaling $4.2 million. The additional notes are treated as a single series with and have the same terms as the previously existing 7.375% notes. The additional notes and the previously existing 7.375% notes vote as one class under the related indenture. Interest on the notes is payable semi-annually on June 15 and December 15 of each year.

FDC may redeem these notes, in whole or in part, at any time on or after June 15, 2015 at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a make-whole premium. Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices. In addition, on or prior to June 15, 2014, FDC may redeem up to 35% of the aggregate principal amount of notes with the net cash proceeds from certain equity offerings at established redemption prices.

8.875% Senior Secured First Lien Notes

FDC’s 8.875% senior secured notes due August 15, 2020 require the payment of interest semi-annually on February 15 and August 15 of each year. The notes were issued at 98.387% of the par amount for a discount totaling $8.2 million.

FDC may redeem the notes, in whole or in part, at any time prior to August 15, 2015 at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and an additional premium as defined. Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices, plus accrued and unpaid interest to the redemption date. In addition, on or prior to August 15, 2013, FDC may redeem up to 35% of the notes with the net cash proceeds from certain equity offerings at established redemption prices plus accrued and unpaid interest to the redemption date.

6.75% Senior Secured First Lien Notes

On August 16, 2012, FDC issued and sold $1,300 million aggregate principal amount of 6.75% senior secured notes due November 1, 2020. The notes were issued at 99.193% of the par amount for a discount totaling $10.5 million. Interest on the notes will be payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013.

On September 27, 2012, FDC issued and sold $850 million aggregate principal amount of additional 6.75% senior secured notes pursuant to the indenture governing the 6.75% senior secured notes that were issued on August 16, 2012.  The additional notes were treated as a single series with the existing 6.75% notes and have the same terms as those notes. The notes were issued at 100.75% of the par amount for a premium totaling $6.4 million.

FDC may redeem the notes, in whole or in part, at any time prior to November 1, 2015, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices. In addition, on or prior to November 1, 2015, FDC may redeem up to 35% of the aggregate principal amount of notes with the net cash proceeds from certain equity offerings at established redemption prices.

Senior Secured Second Lien Notes

Interest on the 8.25% cash-pay notes is payable in cash, accrues interest at the rate of 8.25% per annum and is payable semi-annually in arrears on January 15 and July 15. The 8.25% cash-pay notes mature on January 15, 2021.

Cash interest on the PIK toggle notes accrues at a rate of 8.75% per annum and PIK interest accrues at a rate of 10.00% per annum. The initial interest payment on the PIK toggle notes was payable in cash. For any interest period thereafter through and including the interest period ending January 15, 2014, FDC may elect to pay interest on the PIK toggle notes (i) entirely in cash, (ii) entirely by increasing the aggregate principal amount of the outstanding PIK toggle notes or by issuing PIK notes (“PIK Interest”), or (iii) on 50% of the outstanding aggregate principal amount of the PIK toggle notes in cash and on 50% of the outstanding aggregate principal amount of the outstanding PIK toggle notes by increasing the aggregate principal amount of the outstanding PIK toggle notes or by issuing PIK notes (“Partial PIK Interest”). After January 15, 2014, all interest on the PIK toggle notes will be payable in cash. If FDC elects to pay PIK Interest or Partial PIK Interest, FDC will increase the principal amount of the PIK toggle notes or issue PIK toggle notes in an amount equal to the amount of PIK Interest or the portion of Partial PIK Interest payable in PIK toggle notes for the applicable interest payment period to holders of the PIK toggle notes on the relevant record date. As of December 31, 2012 and 2011, FDC elected to pay interest on the notes entirely in cash. The PIK toggle notes mature on January 15, 2022.

FDC may redeem the second lien notes, in whole or in part, at any time prior to January 15, 2016, at a price equal to 100% of the principal amount of the notes plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the second lien notes, in whole or in part, at established redemption prices. In addition, on or prior to January 15, 2014, FDC may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds from certain equity offerings at established redemption prices.

12.625% Senior Unsecured Notes

Interest on the 12.625% senior notes is payable in cash, accrues at the rate of 12.625% per annum, and is payable semi-annually in arrears on January 15 and July 15. The 12.625% senior notes mature on January 15, 2021.

Effective December 2011, FDC exchanged substantially all of its 12.625% senior notes due 2021 for publicly tradable notes having substantially identical terms and guarantees, except that the exchange notes are freely tradable.  FDC may redeem the senior notes, in whole or in part, at any time prior to January 15, 2016, at a price equal to 100% of the principal amount of the notes plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the senior notes, in whole or in part, at established redemption prices. In addition, on or prior to January 15, 2014, FDC may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds from certain equity offerings at established redemption prices.

9.875% Senior Unsecured Notes and 10.55% Senior Unsecured Notes

FDC’s 9.875% senior notes due September 24, 2015 are publicly tradable and require the payment of interest semi-annually on March 31 and September 30.

FDC’s 10.55% senior notes due September 24, 2015 are publicly tradable and require the payment of interest semi-annually on March 31 and September 30. The terms require that interest on these notes up to and including September 30, 2011 be paid entirely by increasing the principal amount of the outstanding notes or by issuing senior PIK notes. Beginning October 1, 2011, interest was payable in cash and the first such payment was in April 2012. During 2011, FDC increased the principal amount of these notes by $73.1 million in accordance with this provision.

11.25% Senior Unsecured Subordinated Notes

FDC’s publicly tradable 11.25% senior subordinated notes due March 31, 2016 require the payment of interest semi-annually on March 31 and September 30.

Deferred Financing Costs

Deferred financing costs were capitalized in conjunction with certain of FDC’s debt issuances and totaled $218.2 million and $269.8 million, as of December 31, 2012 and 2011, respectively. Deferred financing costs are reported in the “Other long-term assets” line of the Consolidated Balance Sheets and are being amortized on a straight-line basis, which approximates the interest method, over the remaining term of the respective debt, with a weighted-average period of 6 years. In addition, lender fees associated with debt modifications and amendments were capitalized as discounts on the debt and are similarly being amortized on a straight-line basis over the remaining term of the respective debt.

Guarantees and Covenants

All obligations under the senior secured revolving credit facility and senior secured term loan facility are unconditionally guaranteed by substantially all existing and future, direct and indirect, wholly-owned, material domestic subsidiaries of FDC other than Integrated Payment Systems Inc. The senior secured facilities contain a number of covenants that, among other things, restrict FDC’s ability to incur additional indebtedness; create liens; enter into sale and leaseback transactions; engage in mergers or consolidations; sell or transfer assets; pay dividends and distributions or repurchase FDC’s or its parent company’s capital stock; make investments, loans or advances; prepay certain indebtedness; make certain acquisitions; engage in certain transactions with affiliates; amend material agreements governing certain indebtedness and change its lines of business. The senior secured facilities also require FDC to not exceed a maximum senior secured leverage ratio and contain certain customary affirmative covenants and events of default, including a change of control. FDC is in compliance with all applicable covenants.

All senior secured notes are guaranteed on a senior secured basis by each of FDC’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantees FDC’s senior secured credit facilities. Each of the guarantees of the notes is a general senior obligation of each guarantor and rank senior in right of payment to all existing and future subordinated indebtedness of the guarantor subsidiary, including FDC’s existing senior subordinated notes. The notes rank equal in right of payment with all existing and future senior indebtedness of the guarantor subsidiary but are effectively senior to the guarantees of FDC’s existing senior unsecured notes and FDC’s existing senior secured second lien notes to the extent of the guarantor subsidiary’s value of the collateral securing the notes. The 7.375% Senior Secured First Lien Notes, 8.875% Senior Secured First Lien Notes, and 6.75% Senior Secured First Lien Notes are effectively equal in right of payment with each other and the guarantees of FDC’s senior secured credit facilities. Each series of notes are effectively subordinated to any obligations secured by liens permitted under the indenture for the particular series of notes and structurally subordinated to any existing and future indebtedness and other liabilities of any subsidiary of a guarantor that is not also a guarantor of the notes.

All senior unsecured notes (i) rank senior in right of payment to all of FDC’s existing and future subordinated indebtedness, (ii) rank equally in right of payment to all of the existing and future senior indebtedness, (iii) are effectively subordinated in right of payment to all existing and future secured debt to the extent of the value of the assets securing such debt, and (iv) are structurally subordinated to all obligations of each subsidiary that is not a guarantor of the senior notes.

The senior subordinated notes are unsecured and (i) rank equally in right of payment with all of the existing and future senior subordinated debt, (ii) rank senior in right of payment to all future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the senior subordinated notes, (iii) are effectively subordinated in right of payment to all existing and future secured debt to the extent of the value of the assets securing such debt, and (iv) are structurally subordinated to all obligations of each subsidiary that is not a guarantor of the senior subordinated notes.

All obligations under the senior secured notes, senior secured second lien notes, PIK toggle senior second lien notes, senior unsecured notes, and senior unsecured subordinated notes also contain a number of covenants similar to those described for the senior secured obligations noted above. FDC is in compliance with all applicable covenants.

Debt transactions effected subsequent to December 31, 2012

Debt Offering and Debt Repurchase.  On January 30, 2013, FDC commenced a tender offer to purchase for cash any and all of its outstanding 10.55% senior unsecured notes.  The tender offer expired on February 27, 2013.  Noteholders that validly tendered their notes on or before February 12, 2013 received an early tender premium.  The completion of the tender offer was subject to the debt offering described below and certain other conditions.  In addition, on March 1, 2013, FDC redeemed the outstanding 10.55% senior unsecured notes that were not repurchased upon completion of the tender offer.

On February 13, 2013, the Company issued $785 million aggregate principal amount of 11.25% senior unsecured notes due January 15, 2021.  Interest on the notes will be payable in cash semi-annually on May 15 and November 15 of each year, commencing on November 15, 2013. FDC used the proceeds from the offering to repurchase all of its outstanding 10.55% senior unsecured notes as described above and to pay related fees and expenses.

The notes are unsecured and (i) rank senior in right of payment to any existing and future subordinated indebtedness, including the existing senior subordinated notes; (ii) rank equally in right of payment to any existing and future senior indebtedness; (iii) be effectively junior to all existing and future secured indebtedness, including indebtedness under the senior secured credit facilities, existing senior secured notes, existing senior secured second lien notes and capital leases to the extent of the collateral securing such indebtedness; and (iv) be effectively subordinated in right of payment to all existing and future indebtedness and other liabilities of the non-guarantor subsidiaries (other than indebtedness and liabilities owed to the Company or one of its subsidiary guarantors).

The notes are similarly guaranteed in accordance with their terms by each of FDC’s domestic subsidiaries that guarantee obligations under FDC’s senior secured term loan facility described above.  The notes also contain a number of covenants similar to those described for the senior secured obligations noted above.

FDC may redeem the notes, in whole or in part, at any time prior to January 15, 2016, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.”  Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.  In addition, until January 15, 2016, FDC may redeem up to 35% of the aggregate principal amount of the notes at 111.25% with the net cash proceeds of one or more equity offerings.

FDC has agreed to use its reasonably best efforts to register notes with the SEC having substantially identical terms as the 11.25% senior unsecured notes, as part of an offer to exchange freely tradable exchange notes for the 11.25% senior unsecured notes within 360 days after the issue date. If FDC fails to complete the exchange or, if required, to have a shelf registration statement declared effective within that time period (‘‘registration default’’), the annual interest rate on the notes will increase by 0.25%. The annual interest rate on the notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 0.50% per year. FDC may subsequently cure the registration default and the applicable interest rate on the unsecured notes will revert to the original rate. If FDC must pay additional interest, it will be paid in cash on the same dates that other interest payments on the notes are made, until the registration default is corrected.

Joinder Agreement to the Senior Secured Credit Facilities. On February 13, 2013, FDC entered into a February 2013 Joinder Agreement relating to its credit agreement, pursuant to which FDC incurred $258 million in new term loans maturing on September 24, 2018.  The interest rate applicable to the new September 2018 Term Loans is a rate equal to, at FDC’s option, either (a) LIBOR for deposits in U.S. dollars plus 500 basis points or (b) a base rate plus 400 basis points.  FDC used the net cash proceeds from the new term loans to repay all of its outstanding term loan borrowings maturing in 2014 and to pay related fees and expenses.

Related Financing Costs. In connection with the debt offering and amendment to the senior secured credit facilities discussed above, the Company incurred lender fees and other expenses of approximately $14 million, excluding premiums paid of approximately $21 million related to the tender offer and debt repurchase.

Other

In November 2011, FDC paid off its 5.625% notes due 2011 for $32.6 million.

In June 2010, FDC paid off its 4.50% notes due 2010 for $13.1 million.

Maturities

The following table presents the future aggregate annual maturities of long-term debt:

Year ended December 31, (in millions)	Par Amount
2013	$80.3
2014	294.0
2015	1,568.0
2016	2,506.6
2017	2,672.0
Thereafter	15,665.4